Property, Plant and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net
Property, plant and equipment, net consists of the following as of March 31, 2022 and December 31, 2021:

	As of
	March 31, 2022	December 31, 2021
	(In thousands)
Leasehold improvements	$23,724	$23,501
Machinery and equipment	60,005	59,358
Aircraft	8,000	8,000
IT software and equipment	22,747	22,397
Construction in progress	26,942	23,167
	141,418	136,423

Less: accumulated depreciation and amortization	(77,915)	(74,998)

Property, plant and equipment, net	$63,503	$61,425
Depreciation expense recorded in the condensed consolidated statements of operations and comprehensive loss during the three months ended March 31, 2022 and 2021 consisted of the following:

	Three Months Ended March 31,
	2022	2021

	(In thousands)
Cost of revenue	$249	$—
Research and development, net	130	874
Selling, general and administrative	2,423	2,249
Total depreciation expense	$2,802	$3,123

The estimated useful lives for each class of property, plant and equipment are as follows:

Leasehold improvements	Shorter of the estimated useful life or lease term
Machinery and equipment	5 to 7 years
Aircraft	15 years
IT software and equipment	3 to 5 years
Property, plant and equipment, net consists of the following as of December 31, 2021, and December 31, 2020:

	As of
	December 31, 2021	December 31, 2020
	(In thousands)
Leasehold improvements	$23,501	$20,769
Machinery and equipment	59,358	50,285
Aircraft	8,000	8,000
IT software and equipment	22,397	20,190
Construction in progress	23,167	11,898
	136,423	111,142
Less: accumulated depreciation and amortization	(74,998)	(62,039)
Property, plant and equipment, net	$61,425	$49,103
Depreciation expense recorded in the consolidated statements of operations and comprehensive loss during the years ended December 31, 2021 and 2020 consisted of the following:

	Years Ended December 31,
	2021	2020
	(In thousands)
Cost of revenue	$556	$—
Research and development, net	1,348	9,333
Selling, general and administrative	10,385	2,855
Total depreciation expense	$12,289	$12,188